Share-Based Compensation And Other Related Information - Performance Share Unit Activity (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 3,024	$ 4,448
Performance Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
PSU performance period	3 years
Weighted average fair value at measurement date, other equity instruments granted			$ 39.51	$ 24.88
Share-based compensation	$ 4,200	$ 2,200
Other equity instruments outstanding. beginning (shares | shares	247,601	210,409
Granted (shares) | shares	62,920	75,311
Paid out (shares) | shares	(54,962)	(38,119)
Forfeited (shares) | shares	0
Other equity instruments outstanding, ending (shares) | shares	255,559	247,601
Fair value of other equity instruments outstanding, beginning	$ 5,896	$ 3,091
Granted, fair value	1,942	1,784
Paid out, fair value	(2,626)	(903)
Forfeited, fair value	0
Change in value, fair value	3,658	1,924
Fair value of other equity instruments outstanding, ending	$ 8,870	$ 5,896